5. Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management
Exposure to exchange risk
	December 31, 2019		December 31, 2018
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	1,051,881	4,239,817	1,191,152	4,615,476
Borrowings and financing – Yen	56,452,885	2,097,225	57,463,173	2,026,726
Interest and charges from borrowings and financing – US$		32,242		40,193
Interest and charges from borrowings and financing – Yen		12,725		12,517
Total exposure		6,382,009		6,694,912
Borrowing cost – US$		(20,173)		(22,390)
Borrowing cost – Yen		(3,038)		(3,113)
Total foreign-currency denominated borrowings (Note 16)		6,358,798		6,669,409

Increase/decrease in exchange rate
	December 31, 2019	December 31, 2018	Variation
US$	R$ 4.0307	R$ 3.8748	4.0%
Iene	R$ 0.03715	R$ 0.03527	5.3%

Borrowing and financing variable interest rate
	December 31, 2019	December 31, 2018
CDI(i)	1,866,755	1,250,000
TR(ii)	1,675,203	1,637,290
IPCA(iii)	1,366,134	1,614,595
TJLP(iv)	1,381,342	1,322,854
LIBOR(v)	2,829,073	3,259,295
Interest and charges	105,667	134,725
Total	9,224,174	9,218,759

(i) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(ii) TR – Interest Benchmark Rate

(iii) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(iv) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(v) LIBOR – London Interbank Offered Rate

Credit rating
	December 31, 2019	December 31, 2018
Cash and cash equivalents
AA+(bra)	2,193,725	2,966,080
AAA(bra)	41,992	45,430
Other (*)	17,493	17,681
	2,253,210	3,029,191

(*) This category includes current accounts and investment funds in banks whose balances were not significant, and after assessing the impact of IFRS 9, concluded that expected losses are not material.

Credit information of banks
Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	Aa1.br	brAAA
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAAA

Liquidity risk
	2020	2021	2022	2023	2024	2025 onwards	Total
As of December 31, 2019

Liabilities
Borrowings and financing	3,303,736	1,574,711	1,595,436	1,317,996	1,574,770	6,715,873	16,082,522
Accounts payables to suppliers and contractors	369,631	-	-	-	-	-	369,631
Services payable	474,078	-	-	-	-	-	474,078
Public-Private Partnership – PPP	383,421	383,421	383,421	383,421	338,765	4,615,324	6,487,773
Program contract commitments	276,580	46,733	31,983	31,983	1,014	13,771	402,064

Capital management
	December 31, 2019	December 31, 2018

Total borrowings and financing (Note 16)	13,244,709	13,152,796
(-) Cash and cash equivalents (Note 7)	(2,253,210)	(3,029,191)

Net debt	10,991,499	10,123,605
Total equity	21,635,783	19,551,688

Total capital (shareholders + providers of capital)	32,627,282	29,675,293

Leverage ratio	34%	34%

Fair value of financial instruments
	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	2,253,210	2,253,210	3,029,191	3,029,191
Restricted cash	26,018	26,018	31,900	31,900
Trade receivables	2,353,027	2,353,027	2,052,416	2,052,416
Water National Agency – ANA	32,466	32,466	49,136	49,136
Other receivables	194,178	194,178	180,681	180,681

Financial liabilities
	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	13,244,709	13,937,611	13,152,796	13,116,684
Accounts payables to suppliers and contractors	369,631	369,631	465,993	465,993
Services payable	474,078	474,078	454,022	454,022
Program contract commitments	377,253	377,253	373,009	373,009
Public-Private Partnership - PPP	3,293,980	3,293,980	3,413,124	3,413,124